Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
September 30, 2024
VIPIFF2010-NPRT3-1124
1.822892.119
Bond Funds - 60.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	917,019	8,601,641
Fidelity International Bond Index Fund (a)	140,974	1,325,159
Fidelity Long-Term Treasury Bond Index Fund (a)	136,958	1,388,751
VIP High Income Portfolio - Investor Class (a)	185,194	914,859
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,128,501	21,093,446
TOTAL BOND FUNDS (Cost $33,883,019)		33,323,856

Domestic Equity Funds - 12.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	19,270	1,199,000
VIP Equity Income Portfolio - Investor Class (a)	33,369	969,043
VIP Growth & Income Portfolio - Investor Class (a)	41,279	1,334,133
VIP Growth Portfolio - Investor Class (a)	17,112	1,986,547
VIP Mid Cap Portfolio - Investor Class (a)	7,306	305,461
VIP Value Portfolio - Investor Class (a)	32,345	677,301
VIP Value Strategies Portfolio - Investor Class (a)	18,683	334,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,985,715)		6,806,475

International Equity Funds - 16.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	286,540	3,598,943
VIP Overseas Portfolio - Investor Class (a)	188,702	5,547,851
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,636,615)		9,146,794

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $6,107,429)	4.73	6,107,429	6,107,429

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,612,778)	55,384,554
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	55,384,554

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,058,065	494,747	1,261,528	104,878	(148,231)	458,588	8,601,641
Fidelity International Bond Index Fund	1,580,749	85,572	368,089	21,029	(28,051)	54,978	1,325,159
Fidelity Long-Term Treasury Bond Index Fund	2,030,133	115,603	729,235	40,926	(190,233)	162,483	1,388,751
VIP Contrafund Portfolio - Investor Class	1,074,930	177,980	361,892	4,756	89,993	217,990	1,199,001
VIP Emerging Markets Portfolio - Investor Class	3,345,014	625,566	997,337	2,915	83,005	542,695	3,598,943
VIP Equity Income Portfolio - Investor Class	871,684	237,708	304,922	5,206	29,593	134,980	969,043
VIP Government Money Market Portfolio - Investor Class	7,342,620	1,506,033	2,741,224	236,004	-	-	6,107,429
VIP Growth & Income Portfolio - Investor Class	1,197,780	270,238	385,487	8,719	57,136	194,466	1,334,133
VIP Growth Portfolio - Investor Class	1,780,132	318,271	567,660	29,172	150,661	305,142	1,986,546
VIP High Income Portfolio - Investor Class	931,209	26,812	116,233	403	(13,111)	86,182	914,859
VIP Investment Grade Bond II Portfolio - Investor Class	20,544,834	2,098,291	2,530,235	12,946	(75,467)	1,056,023	21,093,446
VIP Mid Cap Portfolio - Investor Class	272,870	65,843	80,602	5,334	7,173	40,177	305,461
VIP Overseas Portfolio - Investor Class	5,434,877	499,363	1,126,738	20,761	196,012	544,336	5,547,850
VIP Value Portfolio - Investor Class	608,277	179,940	180,866	13,978	9,780	60,170	677,301
VIP Value Strategies Portfolio - Investor Class	300,815	90,653	90,862	4,511	5,551	28,833	334,990
	56,373,989	6,792,620	11,842,910	511,538	173,811	3,887,043	55,384,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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